FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Aug. 31, 2017
Assets:
Equity Method Investments, Fair Value Disclosure			$ 2,345
Fair Value, Measurements, Nonrecurring [Member]
Assets:
Goodwill	[1]	$ 2,409
Equity Method Investments, Fair Value Disclosure	[2]	2,345
Total assets measured at fair value on a non-recurring basis		4,754
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Goodwill	[1]	0
Equity Method Investments, Fair Value Disclosure	[2]
Total assets measured at fair value on a non-recurring basis		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Goodwill	[1]	0
Equity Method Investments, Fair Value Disclosure	[2]
Total assets measured at fair value on a non-recurring basis		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Goodwill	[1]	2,409
Equity Method Investments, Fair Value Disclosure	[2]	2,345
Total assets measured at fair value on a non-recurring basis		$ 4,754

[1]	As of December 31, 2017, the Company’s goodwill of $2,409 was related to the acquisition of Beijing Shuanghe Science & Technology Co., Ltd. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date.
[2]	During the year ended December 31, 2017, the investment in Beijing EMCC Technology Co., Ltd. in a form of intangible assets given was measured at fair value with considerations of significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain terminal growth rate and discount rate (Note 5).